Commitments - Schedule of Outstanding Loan Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Commitments [Line Items]
Other Commitment	$ 95,396	$ 141,146
Residential Mortgage [Member]
Commitments [Line Items]
Other Commitment	27,452	58,448
Home Equity Loans [Member]
Commitments [Line Items]
Other Commitment	1,374	1,692
Commercial Business [Member]
Commitments [Line Items]
Other Commitment	350	500
Construction Loans in Process [Member]
Commitments [Line Items]
Other Commitment	6,385	11,100
Home Equity Lines of Credit [Member]
Commitments [Line Items]
Other Commitment	35,765	37,972
Commercial Lines of Credit [Member]
Commitments [Line Items]
Other Commitment	$ 24,070	$ 31,434